Investment Objectives and Goals - Bahl & Gaynor Income Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - BAHL & GAYNOR INCOME GROWTH FUND
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objectives of the Bahl & Gaynor Income Growth Fund (the “Fund”) are primarily current and growing income,
Objective, Secondary [Text Block]	secondarily downside protection and thirdly long-term capital appreciation.